long-term debt - TELUS Corporation commercial paper (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Jan. 01, 2017 CAD	Dec. 31, 2016 CAD
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		CAD 2,250		CAD 2,250
Current portion of non-current borrowings		1,404	CAD 1,300	1,327
Long-term debt		13,660		12,931
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		1,400		1,400
Long-term debt	$ 908	CAD 1,140		CAD 613
Weighted average interest rate	1.83%	1.83%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		CAD 2,250
Current portion of non-current borrowings		CAD 0